TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2023
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

7. TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2023	December 31, 2022

Amounts due to related parties (note 11)	256,554	43,235
Trade payables	2,014,674	3,660,519
Accrued liabilities	876,889	321,962
	3,148,177	4,025,716